Financial investments - Summary of investments measured under amortization cost (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Investments measured under amortization cost
Amortized cost, beginning balance	¥ 5,010,417	$ 716,480
Additions during the year	10,000,000	1,429,981	¥ 5,000,000
Maturities during the year	(10,062,632)	(1,438,937)
Interest earned during the year	52,215	7,467
Interest accrued during the year	9,792	1,400	10,417
Amortized cost, ending balance	¥ 5,009,792	$ 716,391	¥ 5,010,417